MEDIFOCUS, INC. - Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Sales
Products	$ 1,788,235	$ 1,431,621	$ 1,212,224
Services	1,995,465	3,103,319	3,007,235
Total Sales	3,783,700	4,534,940	4,219,459
Cost of Sales
Products	908,602	710,620	665,382
Services	1,390,303	2,546,258	2,990,089
Total Costs of Sales	2,298,905	3,256,878	3,655,471
Gross Profit	1,484,795	1,278,062	563,988
OPERATING EXPENSES
Research and Development	320,386	626,285	399,212
Sales and marketing	108,127	1,140,029	1,549,460
General and administrative	1,567,675	2,728,553	2,703,301
Total operating expenses	1,996,188	4,494,867	4,651,973
Loss from operations	(511,393)	(3,216,805)	(4,087,985)
OTHER INCOME (EXPENSE)
Net gain (loss) from equity method investment		100,000	(55,735)
Recognition of accumulated foreign currency translations adjustments			(203,553)
Other income and expenses	(29,414)	10,216	21,366
(Loss) from change in fair value of contingent consideration	(83,188)	(154,137)	(280,296)
Gain from sale of consoles	175,491
(Loss) from impairment of long-lived assets		(99,020)
Gain (loss) from recovery (write-off) of harmonized sales tax receivable	202,107	(208,138)
Interest and discount accretion	(1,323,320)	(1,393,665)	(1,365,267)
Total other income (expense)	(1,058,324)	(1,744,744)	(1,883,485)
Net loss	(1,569,717)	(4,961,549)	(5,971,470)
Other Comprehensive Income			203,553
Net Comprehensive Loss	$ (1,569,717)	$ (4,961,549)	$ (5,767,917)
Net Loss Per Share- Basic and Diluted	$ (0.01)	$ (0.03)	$ (0.05)
Weighted Average Common Shares Outstanding - Basic and Diluted	184,984,215	164,701,958	122,809,928